Equity Based Compensation (Tables)	9 Months Ended
Sep. 25, 2021
Share-based Payment Arrangement [Abstract]
Schedule of summary of option activity

A summary of activity related to the options is as follows:

Weighted
		Weighted	Average
	Number	Average	Remaining	Aggregate
	of	Exercise	Contractual	Intrinsic Value
	Options	Price	Term	(in thousands)
Outstanding at December 26, 2020	—	—
Granted	322,997	$17.00
Exercised	—	—
Expired	—	—
Forfeited	—	—
Outstanding at September 25, 2021	322,997	$17.00	9.8	$3,682
Exercisable at September 25, 2021	—	—	—	—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The Company estimates the fair value of the options using the Black-Scholes option pricing model. The following table presents the assumptions used in the Black-Scholes model to determine the fair value of the stock options for the 13 weeks ended September 25, 2021. Black-Scholes assumptions have not been disclosed for any other periods presented as there were no stock options granted in those periods.

For the 13 Weeks
Ended September 25,
2021
Expected dividend yield	0.0%
Expected volatility	43.8%
Risk-free rate	0.9%
Expected term (in years)	6.5

Summary of restricted stock awards activity

A summary of activity related to the RSUs is as follows:

		Weighted Average
		Grant Date
	Number of RSUs	Fair Value
Outstanding at December 26, 2020	—	—
Granted	485,792	$17.24
Vested	—	—
Forfeited	(3,382)	$17.00
Outstanding at September 25, 2021	482,410	$17.24

Schedule Of Stock Based Compensation Expenses

Summary of Equity-Based Compensation Expense

	Thirteen Weeks	Thirteen Weeks	Thirty-Nine	Thirty-Nine
	Ended	Ended	Weeks Ended	Weeks Ended
	September 25, 2021	September 26, 2020	September 25, 2021	September 26, 2020
Class A Common Stock Options	$134	$—	$134	$—
Restricted Stock Units	454	—	454	—
Time-based Units	260	403	817	1,649
2.0x and 2.5x Units	6,052	—	6,052	—
3.0x Units	495	—	495	—
Total	$7,395	$403	$7,952	$1,649